Short-term investments (Tables)	6 Months Ended
Jun. 30, 2023
Short-term investments
Schedule of short term investments

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Structured notes	2,500	—	—
Investment in fund	61,855	63,056	8,696
Total short-term investments	64,355	63,056	8,696